Supplemental Consolidated Balance Sheet and Statement of Operations Information	12 Months Ended
Dec. 31, 2015
Supplemental Balance Sheet and Statement of Operations Information [Abstract]
Supplemental Consolidated Balance Sheet and Statement of Operations Information
Supplemental Consolidated Balance Sheet and Statement of Operations Information
Restricted Cash
At December 31, 2015, we had no restricted cash. We had $101,000 of restricted cash associated with an irrevocable letter of credit in place as collateral for a lease on a building at December 31, 2014. As of December 31, 2014, we also had $300,000 of restricted cash serving as collateral for an irrevocable letter of credit with Morgan Stanley.
Property and Equipment, net
Property and equipment, net as of December 31, 2015 and 2014 consisted of (in thousands):

	As of December 31,
	2015	2014
Buildings	$36,596	$37,380
Computers, equipment and software	7,286	6,773
Furniture and fixtures	7,484	7,024
Vehicles	148	148
Leasehold improvements	3,697	1,105
Construction in process	168	1,520
	55,379	53,950
Less: accumulated depreciation and amortization	(10,969)	(7,685)
	$44,410	$46,265

The following assets included in property and equipment, net were acquired under capital and financing leases (see Note 5) (in thousands):

	As of December 31,
	2015	2014
Buildings	$36,596	$37,380
Computers and equipment	3,254	3,034
Furniture and fixtures	—	392
	39,850	40,806
Less: accumulated amortization	(4,511)	(2,477)
	$35,339	$38,329

Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities as of December 31, 2015 and 2014 consisted of (in thousands):

	As of December 31,
	2015	2014
Accrued vacation	$3,604	$2,949
Accrued commissions	2,470	1,649
Accrued bonuses	9,598	6,336
Self-insurance reserves	900	800
Accrued other liabilities	3,822	5,031
	$20,394	$16,765

Other Income and (Expense), net
Other income and (expense), net for the years ended December 31, 2015, 2014 and 2013 consisted of (in thousands):

	For the year ended December 31,
	2015	2014	2013
Interest income	$151	$73	$220
Recognition of IEDA government grant (Note 5)	1,638	—	—
Income from training reimbursement program (Note 5)	744	99	—
Change in fair value of derivative	—	(193)	—
Loss on early extinguishment of convertible note	—	(111)	—
Other	(231)	(336)	(116)
	$2,302	$(468)	$104